UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-07533

The Lou Holland Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Address of principal executive offices)

Louis A. Holland

Holland Capital Management, L.P.

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Susan Chamberlain

Holland Capital Management, L.P.

One North Wacker Drive, Suite 700

Chicago, IL 60606

Registrant's telephone number, including area code: (312) 553-4844

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 – March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

	The Lou Holland Growth Fund
	Schedule of Investments
	March 31, 2007 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 99.3% (a)
	Auto & Transportation - 1.5%
7,975	FedEx Corp.	$ 856,753

	Consumer Discretionary - 12.1%
11,250	Carnival Corp. f	527,175
30,950	The Cheesecake Factory Inc.*	824,818
24,075	Comcast Corp.*	624,746
14,300	Kohl's Corp.*	1,095,523
9,600	Omnicom Group Inc.	982,848
36,950	Time Warner Inc.	728,654
9,650	Viacom Inc. - Class B*	396,712
20,050	Wal - Mart Stores, Inc.	941,348
14,950	Weight Watchers International, Inc.	689,044
		6,810,868

	Consumer Staples - 6.7%
17,550	CVS Corp.	599,157
24,500	PepsiCo, Inc.	1,557,220
8,950	Procter & Gamble Co.	565,282
22,750	Walgreen Co.	1,043,998
		3,765,657

	Energy/Oil - 11.2%
17,750	BJ Services Co.	495,225
5,650	Chevron Corp.	417,874
19,500	Exxon Mobil Corp.	1,471,275
19,750	Halliburton Co.	626,865
9,450	Noble Corp. f	743,526
13,550	Occidental Petroleum Corp.	668,151
34,000	XTO Energy, Inc.	1,863,540
		6,286,456

	Financial/Insurance - 5.6%
15,350	AFLAC Inc.	722,371
35,900	American International Group, Inc.	2,413,198
		3,135,569

	Financials - 9.5%
8,300	Bank of America Corp.	423,466
18,950	Citigroup Inc.	972,893

19,550	Countrywide Financial Corp.	657,662
20,700	Fannie Mae	1,129,806
21,200	H&R Block, Inc.	446,048
20,600	SLM Corp.	842,540
58,550	TD Ameritrade Holding Corp.*	871,224
		5,343,639

	Healthcare/Other - 5.8%
63,200	Boston Scientific Corp.*	918,928
34,750	IMS Health Inc.	1,030,685
10,050	Invitrogen Corp.*	639,683
9,200	Laboratory Corporation of America Holdings*	668,196
		3,257,492

	Healthcare/Pharmaceutical - 11.3%
20,550	Eli Lilly & Co.	1,103,741
11,750	Genzyme Corp.*	705,235
22,600	Johnson & Johnson	1,361,876
9,950	Novartis AG ADR	543,569
61,700	Schering-Plough Corp.	1,573,967
28,450	Teva Pharmaceutical
	Industries Ltd.-Sponsored ADR	1,064,883
		6,353,271

	Other/Conglomerate - 2.9%
45,100	General Electric Corp.	1,594,735

	Technology/Hardware - 7.7%
12,850	Apple Computer Inc.*	1,193,894
60,450	Intel Corp.	1,156,409
10,600	International Business Machines Corp.	999,156
31,350	Linear Technology Corp.	990,347
		4,339,806

	Technology/Services - 8.6%
10,900	Affiliated Computer Services Inc.*	641,792
24,800	Automatic Data Processing, Inc.	1,200,320
18,900	CDW Corp.	1,161,027
56,050	Citrix Systems, Inc.*	1,795,282
		4,798,421

	Technology/Software - 10.8%
28,500	Adobe Systems Inc.*	1,188,450
23,300	Cognos, Inc.* f	917,787
86,200	Microsoft Corp.	2,402,394

51,950	Symantec Corp.*	898,735
16,950	Zebra Technologies Corp.*	654,439
		6,061,805

	Telecommunication Services - 4.5.%
53,550	Motorola, Inc.	946,229
17,550	QUALCOMM Inc.	748,683
42,800	Sprint Nextel Corp.	811,487
		2,506,399

	Utilities - 1.1%
7,150	Questar Corp.	637,851
	Total common stocks (cost $47,813,289)	55,748,722

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 0.9% (a)
	Variable Rate Demand Note - 0.9%
$ 506,455	U.S. Bank, N.A., 5.39%	$ 506,455
	Total short-term investments (cost $506,455)	506,455

	Total investments - 100.2% (cost $48,319,744)	56,255,177
	Other liabilities in excess of other assets - (0.2%) (a)	(127,303)
	TOTAL NET ASSETS - 100.0%	$ 56,127,874

(a) Percentages for the various classifications relate to net assets.
f Foreign Security.
* Non-income producing security.
ADR- American depository receipt

Investment Valuation
The net asset value of shares of the Fund is normally calculated as of the close of trading (generally, 4:00 PM Eastern) on the New York Stock Exchange
(the “Exchange”) on every day the Exchange is open for trading. Stocks are valued at the last quoted sales price on the exchange on which they are primarily traded. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by Holland Capital Management, L.P. (the “Investment Manager”) under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the Exchange. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Income Tax Information
At March 31, 2007 the aggregate cost of investment securities for income tax purposes was $48,373,664.
Net unrealized appreciation aggregated to $7,881,513, of which $10,328,274 was related to appreciated investment securities and $2,446,761 was related to depreciated investment securities.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibit 3(a) and Exhibit 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LOU HOLLAND TRUST

By:	/s/ Louis A. Holland
Name:	Louis A. Holland
Title:	President and Principal Executive Officer
Date:	May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis A. Holland
Name:	Louis A. Holland
Title:	President and Principal Executive Officer
Date:	May 10, 2007

By:	/s/ Laura J. Janus
Name:	Laura J. Janus
Title:	Treasurer and Principal Financial Officer
Date:	May 10, 2007

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.